Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information

25. Parent Company Financial Information

The following condensed balance sheets, income statements and statements of cash flows reflect the financial position, results of operations and cash flows for the parent company.

Condensed Balance Sheets

	December 31,
	2012	2011
	(Dollars in thousands)
Assets:
Cash	$11,230	$11,307
Investment in consolidated bank subsidiary	557,601	466,232
Investment in unconsolidated Trusts	1,950	1,950
Loans	—	8,768
Excess cost over fair value of net assets acquired	1,092	1,092
Other, net	1,916	1,612

Total assets	$573,789	$490,961

Liabilities and Stockholders’ Equity:
Accounts payable	$27	$115
Accrued interest payable	171	297
Income taxes payable	977	1,048
Subordinated debentures	64,950	64,950

Total liabilities	66,125	66,410

Stockholders’ equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327

Total stockholders’ equity	507,664	424,551

Total liabilities and stockholders’ equity	$573,789	$490,961

Condensed Statements of Income

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Income:
Dividends from Bank	$26,750	$12,300	$13,200
Dividends from Trusts	55	52	53
Interest	437	1,145	1,152
Other	8	—	—

Total income	27,250	13,497	14,405

Expenses:
Interest	1,848	1,740	1,764
Other operating expenses	5,016	3,447	2,853

Total expenses	6,864	5,187	4,617

Net income before income tax benefit and equity in undistributed earnings of Bank	20,386	8,310	9,788
Income tax benefit	2,818	1,792	1,527
Equity in undistributed earnings of Bank	53,840	91,219	52,686

Net income	$77,044	$101,321	$64,001

Condensed Statements of Cash Flows

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$77,044	$101,321	$64,001
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of Bank	(53,840)	(91,219)	(52,686)
Loss on sale of investment securities AFS	—	—	130
Deferred income tax expense (benefit)	(396)	(177)	169
Stock-based compensation expense	2,607	1,528	834
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	(1,538)	(870)	(535)
Changes in other assets and other liabilities	1,319	2,445	(831)

Net cash provided by operating activities	25,196	13,028	11,082

Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	67	(532)	531
Proceeds from sales of investment securities AFS	—	—	330
Equity contributed to Bank	—	—	(7,000)
Cash paid in merger and acquisition transactions, net of cash required	(13,223)	—	—

Net cash used by investing activities	(13,156)	(532)	(6,139)

Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)	—	—
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)

Net cash used by financing activities	(12,117)	(7,759)	(6,810)

Net (decrease) increase in cash	(77)	4,737	(1,867)
Cash - beginning of year	11,307	6,570	8,437

Cash - end of year	$11,230	$11,307	$6,570